UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

			FMI Common Stock Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


			100 East Wisconsin Avenue, Suite 2200
			    Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


				Ted D. Kellner
			   Fiduciary Management, Inc.
			100 East Wisconsin Avenue, Suite 2200
			      Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)


                                 414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2006
                          -------------

Item 1. Schedule of Investments.

				FMI Common Stock Fund, Inc.
				  Schedule of Investments
				    December 31, 2006
				       (Unaudited)


Shares or Principal Amount                                          Value
-----------------------------------------------------------------------------

COMMON STOCKS-96.1% (A)

COMMERCIAL SERVICES SECTOR-17.5%
--------------------------------
        Advertising/Marketing Services-2.5%
    434,700    Harte-Hanks, Inc.                                 $12,045,537


        Miscellaneous Commercial Services-8.8%
    414,100    ABM Industries Inc.                                 9,404,211

    185,500    Adesa, Inc.                                         5,147,625

    249,300    G & K Services, Inc.                                9,695,277

    466,000    Global Imaging Systems, Inc.*                      10,228,700

    392,500    Navigant Consulting, Inc.*                          7,755,800

     10,200    Universal Technical Institute Inc.*                   226,542

                                                           -----------------
                                                                  42,458,155

        Personnel Services-6.2%
    394,200    Korn/Ferry International*                           9,050,832

    846,300    MPS Group, Inc.*                                   12,000,534

    200,100    Watson Wyatt Worldwide Inc.                         9,034,515

                                                           -----------------
                                                                  30,085,881

CONSUMER NON-DURABLES SECTOR-6.1%
---------------------------------
        Apparel/Footwear-3.7%
    420,500    Liz Claiborne, Inc.                                18,274,930


        Food: Meat/Fish/Dairy-2.4%
    390,800    Pilgrim's Pride Corp.                              11,501,244


CONSUMER SERVICES SECTOR-6.6%
-----------------------------
        Other Consumer Services-3.8%
  1,410,600    ServiceMaster Co.                                  18,492,966


        Publishing: Books/Magazines-0.8%
     66,300    Meredith Corp.                                      3,736,005


        Restaurants-2.0%
    393,900    Applebee's International, Inc.                      9,717,513


DISTRIBUTION SERVICES SECTOR-6.7%
---------------------------------
        Electronics Distributors-4.3%
    515,400    Arrow Electronics, Inc.*                           16,260,870

    149,400    ScanSource, Inc.*                                   4,541,760

                                                           -----------------
                                                                  20,802,630

        Wholesale Distributors-2.4%
    246,800    United Stationers Inc.*                            11,523,092


ELECTRONIC TECHNOLOGY SECTOR-3.4%
---------------------------------
        Computer Peripherals-1.3%
    138,200    Imation Corp.                                       6,416,626


        Electronic Equipment/Instruments-2.1%
    426,500    Paxar Corp.*                                        9,835,090


ENERGY MINERALS SECTOR-1.4%
---------------------------
        Oil & Gas Production-1.4%
    188,400    St. Mary Land & Exploration Co.                     6,940,656


FINANCE SECTOR-13.0%
--------------------
        Insurance Brokers/Services-3.9%
    633,000    Arthur J. Gallagher & Co.                          18,705,150


        Investment Managers-2.8%
    324,300    Investors Financial Services Corp.                 13,837,881


        Life/Health Insurance-3.5%
    356,000    Protective Life Corp.                              16,910,000


        Property/Casualty Insurance-2.8%
    581,250    Old Republic International Corp.                   13,531,500

HEALTH SERVICES SECTOR-1.8%
---------------------------
        Medical/Nursing Services-1.8%
    595,600    Option Care, Inc.                                   8,487,300

HEALTH TECHNOLOGY SECTOR-2.6%
-----------------------------
        Medical Specialties-2.6%
    213,200    Beckman Coulter, Inc.                              12,749,360

INDUSTRIAL SERVICES SECTOR-4.2%
-------------------------------
        Environmental Services-2.1%
    244,300    Waste Connections, Inc.*                           10,150,665


        Oilfield Services/Equipment-2.1%
    410,500    Dresser-Rand Group, Inc.*                          10,044,935

PROCESS INDUSTRIES SECTOR-8.8%
------------------------------
        Containers/Packaging-6.9%
    281,000    AptarGroup, Inc.                                   16,590,240

    504,700    Bemis Company, Inc.                                17,149,706

                                                           -----------------
                                                                  33,739,946

        Industrial Specialties-1.9%
    329,800    Valspar Corp.                                       9,115,672

PRODUCER MANUFACTURING SECTOR-2.6%
----------------------------------
        Electrical Products-1.6%
    149,000    Acuity Brands, Inc.                                 7,753,960


        Industrial Machinery-1.0%
    104,900    IDEX Corp.                                          4,973,309

RETAIL TRADE SECTOR-6.1%
------------------------
        Discount Stores-3.0%
    503,900    Family Dollar Stores, Inc.                         14,779,387


        Food Retail-2.3%
    408,000    Ruddick Corp.                                      11,322,000


        Specialty Stores-0.8%
    126,500    PetSmart, Inc.                                      3,650,790

TECHNOLOGY SERVICES SECTOR-8.3%
-------------------------------
        Data Processing Services-7.3%
  1,152,400    The BISYS Group, Inc.*                             14,877,484

    457,800    eFunds Corp.*                                      12,589,500

    305,000    Hewitt Associates, Inc.*                            7,853,750

                                                           -----------------
                                                                  35,320,734

        Information Technology Services-1.0%
    311,600    Perot Systems Corp.*                                5,107,124

TRANSPORTATION SECTOR-5.8%
--------------------------
        Air Freight/Couriers-2.1%
    345,000    Pacer International, Inc.                          10,270,650


        Trucking-3.7%
    457,200    Hunt (J.B.) Transport Services, Inc.                9,496,044

    482,800    Werner Enterprises, Inc.                            8,439,344

                                                           -----------------
                                                                  17,935,388

UTILITIES SECTOR-1.2%
---------------------
        Gas Distributors-1.2%
    137,800    Northwest Natural Gas Co.                           5,848,232

                                                           -----------------
         Total common stocks                                     466,064,308
         (Cost $365,685,375)



SHORT-TERM INVESTMENTS-3.1%(A)

        Commercial Paper-1.0%
 $5,000,000    Prudential Funding LLC, 5.15%, due 1/05/07          4,997,139

                                                           -----------------
        Total commercial paper                                     4,997,139
        (Cost $4,997,139)

        Variable Rate Demand Note-2.1%
 10,035,315    U.S. Bank, N.A., 5.10%                             10,035,315

                                                           -----------------
        Total variable rate demand note                           10,035,315
        (Cost $10,035,315)
                                                           -----------------
        Total short-term investments                              15,032,454
        (Cost $15,032,454)
                                                           -----------------
        Total investments -99.2%                                 481,096,762
        (Cost $380,717,829)

        Cash and receivables, less
          liabilities-0.8% (A)                                     3,808,201
                                                           -----------------
        TOTAL NET ASSETS - 100.0%                               $484,904,963
                                                           =================

* Non-dividend paying security.
(A) Percentages for the various classifications relate to net assets.

As of December 31, 2006, investment cost for federal tax purposes was $380,732,931 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation           $103,279,218

Aggregate gross unrealized depreciation             (2,915,387)
                                                ---------------
Net unrealized appreciation                       $100,363,831
						===============



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date  2/6/2007
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date  2/6/2007
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				   Ted D. Kellner, Treasurer

     Date  2/6/2007
           --------------